Summary of prepaid expenses and other current assets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Prepaid insurance	$ 250	$ 428
Prepaid research and development	1,633	1,998
Other	59	62
Total	$ 1,942	$ 2,488